LEASE - Components of Lease Expense (Details) ¥ in Thousands	9 Months Ended
Sep. 30, 2019 CNY (¥)
Components of lease expense, including both amounts recognized in profit or loss and any amounts capitalized as part of the cost of another asset
Finance lease cost:- Amortization of ROU assets	¥ 162,042
Finance lease cost:- Interest on lease liabilities	220,963
Operating lease cost	75,133
Short-term lease cost	3,278
Total lease expense	¥ 461,416